Offerings	Feb. 19, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. This registration statement also includes such indeterminate amount of identified securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for any securities so issued upon conversion, exchange or redemption. (2) The registrant is deferring payment of the registration fee pursuant to Rule 456(b) of the Securities Act of 1933, as amended (the "Securities Act"), and is omitting this information in reliance on Rule 456(b) and Rule 457(r) of the Securities Act. Any registration fees will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock Non-Voting, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. This registration statement also includes such indeterminate amount of identified securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for any securities so issued upon conversion, exchange or redemption. (2) The registrant is deferring payment of the registration fee pursuant to Rule 456(b) of the Securities Act of 1933, as amended (the "Securities Act"), and is omitting this information in reliance on Rule 456(b) and Rule 457(r) of the Securities Act. Any registration fees will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. This registration statement also includes such indeterminate amount of identified securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for any securities so issued upon conversion, exchange or redemption. (2) The registrant is deferring payment of the registration fee pursuant to Rule 456(b) of the Securities Act of 1933, as amended (the "Securities Act"), and is omitting this information in reliance on Rule 456(b) and Rule 457(r) of the Securities Act. Any registration fees will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r).